Employee Benefits (Details) - Schedule of Provision for Employee Benefits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Employee Benefits [Abstract]
Present value of the obligations at the beginning of the period	$ 10,735	$ 6,446
Increase in provision	1,357	5,817
Benefit paid	(2,490)	(1,658)
Effect of change in actuarial factors	75	130
Total	$ 9,677	$ 10,735